INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The Company’s intangible assets consist of the following:

	Software	Patents and Licenses	Total
Cost
At December 31, 2023	49,613	810,993	860,606

Additions	-	14,828	14,828
At June 30, 2024	49,613	825,821	875,434

Amortization
At December 31, 2023	49,613	195,823	245,436
Amortization expense	-	24,792	24,792
At June 30, 2024	49,613	220,615	270,228

Net book value
At June 30, 2024	£-	£605,206	£605,206

At December 31, 2023	£-	£615,170	£615,170